Note 1 - Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Certificates of deposit	$ 106	$ 122	$ 122
Total assets	106	122	122
Warrant liabilities		509	40,585
Derivative Liability		2,348
Total liabilities	13,117	2,857	40,585
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit	106	122	122
Total assets	106	122	122
Warrant liabilities
Derivative Liability
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit
Total assets
Warrant liabilities
Derivative Liability
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit
Total assets
Warrant liabilities		509	40,585
Derivative Liability		2,348
Total liabilities	$ 13,117	$ 2,857	$ 40,585